Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fixed Rate	$ 35,189	$ 34,066
Variable Rate	43,572	35,254
Total	78,761	69,320
Commercial Loan [Member]
Fixed Rate	1,912	2,334
Variable Rate	29,282	26,673
Total	31,194	29,007
Consumer Loan [Member]
Fixed Rate	0	0
Variable Rate	0	0
Total	0	0
Real Estate [Member]
Fixed Rate	22,543	15,979
Variable Rate	14,290	8,581
Total	36,833	24,560
Government Loans [Member]
Fixed Rate	0	4,941
Variable Rate	0	0
Total	0	4,941
Unsecured Consumer Overdrafts [Member]
Fixed Rate	10,734	10,812
Variable Rate	0	0
Total	$ 10,734	$ 10,812